19. Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	R$ 8,934,303	R$ 8,692,682
Additions	1,316,415	807,833	R$ 825,722
Depreciation	(379,041)	(374,109)
Disposal	(64,508)	(27,402)
Transfers	22,281	(164,701)
Property, plant and equipment, ending	9,829,450	8,934,303	8,692,682
In service
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	6,100,705	6,545,909
Additions	72,332	(62,223)
Depreciation	(379,041)	(374,109)
Disposal	(40,639)	(13,822)
Transfers	263,438	4,950
Property, plant and equipment, ending	6,016,795	6,100,705	6,545,909
In service | Reservoirs, dams and aqueducts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,683,512	2,830,290
Additions	0	0
Depreciation	(144,484)	(142,986)
Disposal	(2,160)	(555)
Transfers	29,859	(3,237)
Property, plant and equipment, ending	2,566,727	2,683,512	2,830,290
In service | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,663,972	2,855,110
Additions	0	0
Depreciation	(188,988)	(185,254)
Disposal	(37,685)	(11,143)
Transfers	228,637	5,259
Property, plant and equipment, ending	2,665,935	2,663,972	2,855,110
In service | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	544,372	581,554
Additions	0	0
Depreciation	(36,347)	(37,246)
Disposal	(773)	(1,971)
Transfers	3,671	2,034
Property, plant and equipment, ending	510,923	544,372	581,554
In service | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	264,761	267,623
Additions	0	0
Depreciation	(2,935)	(2,935)
Disposal	(3)	(7)
Transfers	555	80
Property, plant and equipment, ending	262,378	264,761	267,623
In service | Vehicles and aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	15,671	20,205
Additions	0	0
Depreciation	(5,492)	(4,861)
Disposal	(6)	(142)
Transfers	169	469
Property, plant and equipment, ending	10,342	15,671	20,205
In service | Furniture and tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	5,782	6,236
Additions	0	0
Depreciation	(803)	(835)
Disposal	(12)	(4)
Transfers	547	385
Property, plant and equipment, ending	5,514	5,782	6,236
In service | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(77,318)	(15,095)
Additions	72,332	(62,223)
Depreciation	0	0
Disposal	0	0
Transfers	0	0
Property, plant and equipment, ending	(4,986)	(77,318)	(15,095)
In service | Special Obligations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(46)	(14)
Additions	0	0
Depreciation	8	8
Disposal	0	0
Transfers	0	(40)
Property, plant and equipment, ending	(38)	(46)	(14)
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,833,598	2,146,773
Additions	1,244,083	870,056
Depreciation	0	0
Disposal	(23,869)	(13,580)
Transfers	(241,157)	(169,651)
Property, plant and equipment, ending	3,812,655	2,833,598	2,146,773
In progress | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(1,136,105)	(704,305)
Additions	(74,253)	(431,800)
Depreciation	0	0
Disposal	0	0
Transfers	0	0
Property, plant and equipment, ending	(1,210,358)	(1,136,105)	(704,305)
In progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	3,969,703	2,851,078
Additions	1,318,336	1,301,856
Depreciation	0	0
Disposal	(23,869)	(13,580)
Transfers	(241,157)	(169,651)
Property, plant and equipment, ending	R$ 5,023,013	R$ 3,969,703	R$ 2,851,078